Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets
Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	925,390	927,006	439,624	385,949
Service cost	30,604	30,903	5,303	6,264
Interest cost	4,064	5,074	6,087	8,643
Plan participants’ contributions	—	—	860	1,432
Actuarial (gain) loss	(11,432)	15,289	43,202	52,261
Benefits paid	(36,646)	(35,372)	(12,351)	(10,863)
Plan amendments	(859)	—	(1,463)	362
Curtailments and settlements	—	(17,510)	(6,004)	(3,608)
Foreign currency exchange rate changes	—	—	2,079	(816)
Projected benefit obligations at end of year	911,121	925,390	477,337	439,624
Change in plan assets:
Fair value of plan assets at beginning of year	704,169	682,695	294,829	248,642
Actual return on plan assets	36,060	54,170	23,912	35,298
Employer contributions	13,360	12,367	13,605	18,016
Plan participants’ contributions	—	—	860	1,432
Benefits paid	(29,550)	(28,549)	(12,351)	(10,863)
Settlements	—	(16,514)	(805)	—
Foreign currency exchange rate changes	—	—	1,663	2,304
Fair value of plan assets at end of year	724,039	704,169	321,713	294,829

Funded status at end of year	(187,082)	(221,221)	(155,624)	(144,795)

Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets at December 31, 2020 and 2019 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Other assets	2,684	1,904	2,236	2,342
Accrued expenses	(791)	(818)	(938)	(937)
Accrued pension and severance cost	(188,975)	(222,307)	(156,922)	(146,200)

	(187,082)	(221,221)	(155,624)	(144,795)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes
Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2020 and 2019 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Actuarial loss	192,931	231,811	142,455	118,247
Prior service credit	(28,633)	(36,506)	(520)	268

	164,298	195,305	141,935	118,515

Accumulated Benefit Obligation for All Defined Benefit Plans
The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	879,136	892,154	460,536	421,460

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	897,669	916,562	475,137	437,780
Fair value of plan assets	707,708	693,437	318,079	290,643
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	874,327	887,138	453,120	414,729
Fair value of plan assets	707,708	688,754	312,748	285,341

Components of Net Periodic Benefit Cost
Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2020, 2019 and 2018 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2020	2019	2018	2020	2019	2018
	(Millions of yen)			(Millions of yen)
Service cost	30,604	30,903	31,241	5,303	6,264	7,982
Interest cost	4,064	5,074	5,419	6,087	8,643	8,691
Expected return on plan assets	(21,013)	(19,553)	(21,983)	(12,006)	(11,919)	(12,601)
Amortization of prior service credit	(8,732)	(11,877)	(13,001)	(675)	(133)	(217)
Amortization of actuarial loss	12,401	15,247	11,900	6,122	4,345	5,108
(Gain) loss on curtailments and settlements	—	(36)	—	236	(2,197)	—

	17,324	19,758	13,576	5,067	5,003	8,963

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2020	2019	2018	2020	2019	2018
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(26,479)	(19,328)	58,149	31,296	28,882	(5,654)
Current year prior service credit	(859)	—	(3,963)	(1,463)	362	3,257
Amortization of actuarial loss	(12,401)	(15,247)	(11,900)	(6,122)	(4,345)	(5,108)
Amortization of prior service credit	8,732	11,877	13,001	675	133	217
Curtailments and settlements	—	(960)	—	(966)	(1,411)	(63)

	(31,007)	(23,658)	55,287	23,420	23,621	(7,351)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2020	2019	2020	2019
Discount rate	0.5%	0.5%	1.5%	1.6%
Assumed rate of increase in future compensation levels	2.6%	2.6%	0.9%	1.0%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.0%	1.0%
Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2020	2019	2018	2020	2019	2018
Discount rate	0.5%	0.6%	0.6%	1.6%	2.4%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.6%	1.0%	1.9%	1.8%
Expected long-term rate of return on plan assets	3.0%	3.0%	2.9%	4.8%	5.2%	4.4%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.9%	1.0%	1.0%	1.0%

Fair Values of Company's Pension Plans Assets
The three levels of input used to measure fair value are more fully described in Note 21. The fair values of Canon’s pension plan assets at December 31, 2020 and 2019, by asset category, are as follows:

	December 31, 2020
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	80,201	—	—	80,201	—	—	—	—
Foreign companies	9,807	—	—	9,807	10,267	—	—	10,267
Pooled funds (b)	—	168,745	—	168,745		37,538		37,538
Debt securities:
Government bonds (c)	136,771	—	—	136,771	—	—	—	—
Municipal bonds	—	1,126	—	1,126	—	2,324	—	2,324
Corporate bonds	—	15,617	—	15,617	—	6,375	—	6,375
Pooled funds (d)	—	140,825	—	140,825	—	108,499	—	108,499
Mortgage backed securities (and other asset backed securities)	—	8,308	—	8,308	—	2,696	—	2,696
Life insurance company general accounts	—	117,762	—	117,762	—	27,953	—	27,953
Other assets	—	28,731	1,356	30,087	—	102,159	—	102,159
Investment measured at net asset value	—	—	—	14,790	—	—	—	23,902

	226,779	481,114	1,356	724,039	10,267	287,544	—	321,713

	December 31, 2019
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	77,484	—	—	77,484	—	—	—	—
Foreign companies	5,164	—	—	5,164	10,298	—	—	10,298
Pooled funds (f)	—	164,662	—	164,662		63,557		63,557
Debt securities:
Government bonds (g)	130,180	—	—	130,180	—	—	—	—
Municipal bonds	—	1,202	—	1,202	—	2,302	—	2,302
Corporate bonds	—	11,711	—	11,711	—	6,472	—	6,472
Pooled funds (h)	—	136,655	—	136,655	—	64,259	—	64,259
Mortgage backed securities (and other asset backed securities)	—	12,090	—	12,090	—	2,511	—	2,511
Life insurance company general accounts	—	121,573	—	121,573	—	9,676	—	9,676
Other assets	—	26,979	218	27,197	—	115,102	—	115,102
Investment measured at net asset value	—	—	—	16,251	—	—	—	20,652

	212,828	474,872	218	704,169	10,298	263,879	—	294,829

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥282 million.
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)
These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 60% foreign government bonds and 40% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥118 million.
(f)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)
These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.

Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2021	39,523	13,273
2022	41,562	14,055
2023	43,080	14,862
2024	43,251	15,783
2025	44,391	16,609
2026 – 2030	224,816	99,803